GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.39%
$ 810,000	ACC Trust(b) Series 2019-1 Class B 4.47%, 10/20/2022	$ 821,679
279,625	Ajax Mortgage Loan Trust(b)(c) Series 2019-D Class A1 2.96%, 09/25/2065	282,886
	American Credit Acceptance Receivables Trust(b)
	Series 2019-2 Class C
820,000	3.17%, 06/12/2025	830,822
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	370,656
254,043	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	271,862
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	754,717
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	342,713
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	85,385
540,000	AMSR Trust(b) Series 2020-SFR2 Class D 3.28%, 07/17/2037	556,563
373,545	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	378,813
	Aqua Finance Trust(b)
	Series 2019-A Class C
970,000	4.01%, 07/16/2040	1,025,372
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	643,076
766,150	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	781,159
1,160,000	Avid Automobile Receivables Trust(b) Series 2019-1 Class C 3.14%, 07/15/2026	1,190,404
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2017-1A Class C
100,000	4.15%, 09/20/2023	103,319
	Series 2018-1A Class C
100,000	4.73%, 09/20/2024	106,406
	Series 2019-2A Class A
105,000	3.35%, 09/22/2025	112,697
	Series 2019-2A Class C
100,000	4.24%, 09/22/2025	107,271
	Series 2019-3A Class C
235,000	3.15%, 03/20/2026	243,711
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	505,069
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	213,737
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class C
$ 145,000	4.25%, 02/20/2027	$ 156,333
	Bayview Opportunity Master Fund IV Trust(b)
	Series 2017-SPL4 Class B2
100,000	4.75%, 01/28/2055(d)	106,046
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057(d)	395,596
	Series 2019-RN4 Class A1
21,002	3.28%, 10/28/2034(c)	21,057
	Series 2020-RN3 Class A1
183,441	3.23%, 09/25/2035(c)	185,575
	BCC Funding Corp LLC(b)
	Series 2019-1A Class D
1,170,000	3.94%, 07/20/2027	1,181,941
	Series 2020-1 Class D
770,000	4.89%, 09/22/2025	770,978
190,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/17/2024	189,986
	Business Jet Securities LLC(b)
	Series 2019-1 Class A
731,860	4.21%, 07/15/2034	745,172
	Series 2020-1A Class A
136,493	2.98%, 11/15/2035	138,169
	Series 2021-1A Class B
100,000	2.92%, 04/15/2036	99,821
440,450	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	441,231
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	333,398
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	248,389
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	207,188
175,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	176,540
577,399	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	581,716
255,000	Chase Auto Credit Linked Notes(b) Series 2021-1 Class D 1.17%, 09/25/2028	254,699
315,000	CLI Funding LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	307,713
420,154	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	420,289
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
242,019	3.04%, 01/25/2047	247,752
	Series 2020-1 Class A
291,749	1.69%, 10/25/2051	291,647

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 615,000	Conn's Receivables Funding LLC(b) Series 2020-A Class B 4.27%, 06/16/2025	$ 621,287
	Corevest American Finance Trust(b)
	Series 2018-2 Class A
396,006	4.03%, 11/15/2052	423,236
	Series 2019-3 Class A
301,214	2.71%, 10/15/2052	313,790
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	150,089
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	237,865
	Series 2020-2 Class C
100,000	4.85%, 05/15/2052(d)	111,693
110,000	CPS Auto Receivables Trust(b) Series 2020-C Class C 1.71%, 08/17/2026	111,984
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	286,542
	Series 2020-1A Class C
300,000	2.59%, 06/15/2029	309,233
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	258,792
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	296,320
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	248,068
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
160,050	4.03%, 11/20/2047	169,879
	Series 2019-1A Class A23
197,000	4.35%, 05/20/2049	212,748
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	101,081
	Series 2020-2 Class D
105,000	1.92%, 03/23/2026	107,053
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	613,535
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
334,650	4.12%, 07/25/2047	360,278
	Series 2019-1A Class A2
340,560	3.67%, 10/25/2049	357,959
	Drive Auto Receivables Trust
	Series 2018-3 Class D
165,000	4.30%, 09/16/2024	169,373
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	237,595
175,000	DT Auto Owner Trust(b) Series 2019-3A Class D 2.96%, 04/15/2025	181,071
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 114,245	Earnest Student Loan Program LLC(b) Series 2017-A Class A2 2.65%, 01/25/2041	$ 115,057
310,866	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	319,285
170,000	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	167,368
283,524	ELFI Graduate Loan Program LLC(b) Series 2019-A Class A 2.54%, 03/25/2044	289,830
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024(b)	994,692
	Series 2019-3A Class C
980,000	2.79%, 05/15/2024(b)	998,166
	Series 2019-4A Class D
960,000	2.58%, 09/15/2025(b)	989,109
	Series 2020-2A Class D
305,000	4.73%, 04/15/2026(b)	329,104
	Series 2020-3A Class D
115,000	1.73%, 07/15/2026	116,686
795,000	Fair Square Issuance Trust(b) Series 2020-AA Class A 2.90%, 09/20/2024	803,922
120,000	First Investors Auto Owner Trust(b) Series 2019-2A Class D 2.80%, 12/15/2025	123,586
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
495,000	1.74%, 09/17/2025	492,271
	Series 2020-SFR1 Class D
200,000	2.24%, 09/17/2025	200,587
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	101,713
	Series 2020-SFR2 Class B
915,000	1.57%, 10/19/2037	910,366
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	765,036
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	218,563
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	404,507
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	664,392
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	243,804
815,000	Ford Credit Auto Owner Trust Series 2020-C Class A3 0.41%, 07/15/2025	816,068
401,374	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	408,194

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 395,000	Genesis Private Label Amortizing Trust(b) Series 2020-1 Class B 2.83%, 07/20/2030	$ 396,740
	GLS Auto Receivables Issuer Trust(b)
	Series 2019-4A Class D
750,000	4.09%, 08/17/2026	779,070
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	350,474
	Series 2020-2A Class B
875,000	3.16%, 06/16/2025	913,892
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,793,580
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	961,764
540,000	GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3 0.35%, 10/16/2025	539,476
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	101,600
768,075	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	792,723
625,745	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	649,079
	Home Partners of America Trust(b)
	Series 2019-1 Class D
188,560	3.41%, 09/17/2039	186,518
	Series 2019-2 Class D
131,851	3.12%, 10/19/2039	128,128
	Series 2020-2 Class A
298,035	1.53%, 01/17/2041	291,649
553,019	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	545,978
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
110,000	2.49%, 09/20/2029	112,115
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	322,528
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	100,826
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	149,198
990,000	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	1,046,588
475,000	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	472,422
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 386,655	Legacy Mortgage Asset Trust(b)(c) Series 2019-GS4 Class A1 3.44%, 05/25/2059	$ 388,166
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	1,024,563
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	816,791
550,676	MAPS Ltd(b) Series 2018-1A Class A 4.21%, 05/15/2043	555,882
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
995,000	2.96%, 07/20/2032	1,017,222
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	781,479
105,748	Marlette Funding Trust(b) Series 2019-4A Class A 2.39%, 12/17/2029	106,548
1,150,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	1,148,828
122,914	Merlin Aviation Holdings Designated Activity Co(b)(c) Series 2016-1 Class A 4.50%, 12/15/2032	117,884
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.55%, 04/25/2055	942,846
270,000	Mill City Mortgage Loan Trust(b)(d) Series 2017-1 Class M2 3.25%, 11/25/2058	285,290
	MVW Owner Trust(b)
	Series 2016-1A Class A
496,179	2.25%, 12/20/2033	501,744
	Series 2019-1A Class C
52,797	3.33%, 11/20/2036	53,829
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	101,273
	Series 2020-HA Class A
107,025	1.31%, 01/15/2069	107,699
	Series 2021-A Class A
372,444	0.84%, 05/15/2069	371,251
390,421	New Residential Mortgage Loan Trust(b)(c) Series 2020-NPL2 Class A1 3.23%, 08/25/2060	393,551
436,971	Oasis LLC(b) Series 2020-2A Class A 4.26%, 05/15/2032	441,471
485,000	Oasis Securitization Funding LLC(b) Series 2021-1A Class A 2.58%, 02/15/2033	484,922

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 915,000	Octane Receivables Trust(b) Series 2020-1A Class B 1.98%, 06/20/2025	$ 927,639
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
120,000	3.57%, 03/14/2033	126,486
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	311,913
	Series 2020-2A Class A
355,000	1.75%, 09/14/2035	355,751
281,437	Planet Fitness Master Issuer LLC(b) Series 2019-1A Class A2 3.86%, 12/05/2049	269,797
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,258,799
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	1,006,439
	Preston Ridge Partners Mortgage LLC(b)(c)
	Series 2020-1A Class A1
1,552,712	2.98%, 02/25/2025	1,556,217
	Series 2020-4 Class A1
306,740	2.95%, 10/25/2025	307,616
1,048,942	Pretium Mortgage Credit Partners I LLC(b)(c) Series 2020-NPL3 Class A1 3.10%, 06/27/2060	1,059,179
	Progress Residential Trust(b)
	Series 2018-SFR2 Class B
1,531,000	3.84%, 08/17/2035	1,538,474
	Series 2018-SFR2 Class E
205,000	4.66%, 08/17/2035	206,633
	Series 2018-SFR3 Class E
135,000	4.87%, 10/17/2035	136,934
	Series 2019-SFR1 Class E
145,000	4.47%, 08/17/2035	148,685
	Series 2019-SFR2 Class A
679,729	3.15%, 05/17/2036	695,156
	Series 2019-SFR2 Class D
305,000	3.79%, 05/17/2036	310,521
	Series 2019-SFR2 Class E
240,000	4.14%, 05/17/2036	245,008
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	278,678
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	143,786
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	805,000
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	345,000
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 610,000	Republic Finance Issuance Trust(b) Series 2020-A Class A 2.47%, 11/20/2030	$ 620,930
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
385,000	2.68%, 10/15/2025	397,059
	Series 2020-1 Class C
110,000	4.11%, 12/15/2025	116,968
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	220,551
	Series 2020-2 Class D
95,000	2.22%, 09/15/2026	97,493
	Series 2020-4 Class D
80,000	1.48%, 01/15/2027	80,477
	Series 2021-1 Class D
405,000	1.13%, 11/16/2026	402,407
110,000	Sierra Timeshare Receivables Funding LLC(b) Series 2021-1A Class C 1.79%, 11/20/2037	109,077
724,511	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	710,164
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	103,987
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	102,986
	Series 2019-B Class A2A
923,107	2.84%, 06/15/2037	960,707
	Series 2020-A Class A2A
100,000	2.23%, 09/15/2037	102,716
	Series 2021-A Class A2A2
185,000	0.84%, 01/15/2053(e) 1-mo. LIBOR + 0.73%	184,785
	SoFi Consumer Loan Program Trust(b)
	Series 2018-1 Class B
149,149	3.65%, 02/25/2027	151,692
	Series 2019-4 Class C
335,000	2.84%, 08/25/2028	343,156
337,733	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	327,801
365,221	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	351,792
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.85%, 07/25/2056(d)	657,706
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056(d)	1,006,352
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	681,347
	Series 2017-4 Class A2
230,000	3.00%, 06/25/2057(d)	241,229

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2017-4 Class M2
$ 225,000	3.25%, 06/25/2057(d)	$ 229,693
	Series 2017-5 Class M2
340,000	1.61%, 02/25/2057(e) 1-mo. LIBOR + 1.50%	344,098
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	100,970
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	175,405
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	321,817
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,705,966
	Series 2018-SJ1 Class A1
30,355	4.00%, 10/25/2058(d)	30,349
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(d)	720,820
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	994,629
	Series 2019-4 Class A1
390,453	2.90%, 10/25/2059(d)	407,912
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,800,458
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	118,985
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	229,741
	Series 2020-SFR2 Class D
615,000	2.28%, 11/17/2039	596,672
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	219,578
710,000	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	694,396
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	842,564
	VCAT LLC(b)(c)
	Series 2020-NPL1 Class A1
327,113	3.67%, 08/25/2050	330,396
	Series 2021-NPL1 Class A1
140,587	2.29%, 12/26/2050	140,826
	Series 2021-NPL1 Class A2
480,000	4.83%, 12/26/2050	479,007
730,349	Vericrest Opportunity Loan Trust(b)(c) Series 2020-NPL2 Class A1A 2.98%, 02/25/2050	732,832
456,756	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	448,814
130,613	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	137,654
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 785,000	Westlake Automobile Receivables Trust(b) Series 2021-1A Class D 1.23%, 04/15/2026	$ 784,299
120,000	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	121,528
TOTAL ASSET-BACKED SECURITIES — 13.39% (Cost $85,170,460)		$86,571,419
BANK LOANS
394,110	Accelerated Health Systems LLC(e) 3.61%, 10/31/2025 1-mo. LIBOR + 3.50%	391,647
115,000	Acuris Finance US Inc(e) 4.50%, 02/16/2028 2-mo. LIBOR + 4.37%	114,784
502,611	AHP Health Partners Inc(e) 4.75%, 06/30/2025 1-mo. LIBOR + 4.64%	502,820
534,600	AI Convoy SARL(e) 4.50%, 01/18/2027 1-mo. LIBOR + 4.39%	533,514
379,050	Alliance Laundry Systems LLC(e) 4.25%, 10/08/2027 1-mo. LIBOR + 4.14%	377,865
380,000	Amentum Government Services Holdings LLC(e) 5.50%, 01/29/2027 2-mo. LIBOR + 5.37%	375,250
225,000	Anchor Glass Container Corp(e)(f) 7.91%, 12/07/2023 3-mo. LIBOR + 7.72%	198,094
380,000	Applied Systems Inc(e) 6.25%, 09/19/2025 1-mo. LIBOR + 6.14%	380,633
39,900	Arterra Wines Canada Inc(e) 4.25%, 11/24/2027 3-mo. LIBOR + 4.06%	39,875
340,000	Aruba Investments Holdings LLC(e) 4.75%, 11/24/2027 2-mo. LIBOR + 4.62%	340,000
225,000	ASP Navigate Acquisition Corp(e) 5.50%, 10/06/2027 2-mo. LIBOR + 5.37%	224,438
357,121	Aston Finco SARL(e) 4.36%, 10/09/2026 1-mo. LIBOR + 4.25%	354,220
	Asurion LLC(e)
275,000	3.36%,07/31/2027 1-mo. LIBOR + 3.25%	272,823
285,000	5.36%,01/31/2028 1-mo. LIBOR + 5.25%	289,916

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 175,000	Athenahealth Inc(e) 4.45%, 02/11/2026 2-mo. LIBOR + 4.32%	$ 173,760
493,762	Azalea TopCo Inc(e) 4.75%, 07/24/2026 1-mo. LIBOR + 4.64%	493,968
690,000	Backyard Acquireco Inc(e) 4.75%, 11/02/2027 1-mo. LIBOR + 4.64%	690,862
437,800	Barracuda Networks Inc(e) 4.50%, 02/12/2025 3-mo. LIBOR + 4.31%	436,705
468,320	Boxer Parent Co Inc(e) 3.86%, 10/02/2025 1-mo. LIBOR + 3.75%	465,925
584,434	Brookfield WEC Holdings Inc(e) 3.25%, 08/01/2025 1-mo. LIBOR + 3.14%	578,903
314,888	BWay Holding Co(e) 3.44%, 04/03/2024 2-mo. LIBOR + 3.31%	307,521
394,736	Cano Health LLC(e) 5.50%, 11/19/2027 2-mo. LIBOR + 5.37%	394,242
421,812	Cardtronics USA Inc(e) 5.00%, 06/29/2027 1-mo. LIBOR + 4.89%	421,180
486,087	Carlisle Foodservice Products Inc(e) 4.00%, 03/20/2025 1-mo. LIBOR + 3.89%	463,201
119,100	Carnival Corp(e) 8.50%, 06/30/2025 1-mo. LIBOR + 8.39%	122,673
249,091	CCM Merger Inc(e) 4.50%, 11/04/2025 3-mo. LIBOR + 4.30%	248,624
553,420	CHG Healthcare Services Inc(e) 4.00%, 06/07/2023 3-mo. LIBOR + 3.81%	551,517
248,750	Chobani LLC(e) 4.50%, 10/20/2027 1-mo. LIBOR + 4.39%	248,377
540,000	Circor International Inc(e)(f) 3.36%, 12/11/2024 1-mo. LIBOR + 3.25%	533,475
465,000	Citadel Securities LP(e) 2.61%, 02/02/2028 1-mo. LIBOR + 2.50%	459,478
322,066	Citgo Petroleum Corp(e) 7.25%, 03/28/2024 1-mo. LIBOR + 7.14%	322,469
120,000	City Brewing Co LLC(e)(f) 3.61%, 03/31/2028 1-mo. LIBOR + 3.50%	119,400
334,320	Clarios Global LP(e) 3.36%, 04/30/2026 1-mo. LIBOR + 3.25%	332,370
365,000	CNT Holdings I Corp(e) 4.50%, 11/08/2027 2-mo. LIBOR + 4.37%	363,768
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 196,351	Consolidated Communications Inc(e) 5.75%, 10/02/2027 1-mo. LIBOR + 5.64%	$ 195,860
	Convergint Technologies LLC(e)(f)
53,680	3.87%,03/17/2028 1-mo. LIBOR + 3.75%	53,151
256,320	3.87%,03/18/2028 1-mo. LIBOR + 3.75%	253,797
550,904	Cooper-Standard Automotive Inc(e) 2.75%, 11/02/2023 1-mo. LIBOR + 2.64%	534,376
115,000	CPC Acquisition Corp(e) 4.50%, 12/29/2027 6-mo. LIBOR + 4.29%	114,353
35,000	CPI Holdco LLC(e) 4.11%, 11/04/2026 1-mo. LIBOR + 4.00%	35,009
451,911	Deerfield Dakota Holding LLC(e) 4.75%, 04/09/2027 1-mo. LIBOR + 4.64%	451,911
765,822	Diamond BC BV(e) 3.11%, 09/06/2024 1-mo. LIBOR + 3.00%	761,274
185,736	Diamond Sports Group LLC(e) 3.36%, 08/24/2026 1-mo. LIBOR + 3.25%	129,860
309,377	Dole Food Co Inc(e) 3.75%, 04/06/2024 1-mo. LIBOR + 3.64%	308,991
429,365	Dun & Bradstreet Corp(e) 3.36%, 02/06/2026 1-mo. LIBOR + 3.25%	426,748
259,350	DXP Enterprises Inc(e) 4.86%, 12/16/2027 1-mo. LIBOR + 4.75%	258,702
95,000	ECL Entertainment LLC(e)(f) 7.61%, 03/31/2028 1-mo. LIBOR + 7.50%	94,050
114,709	Ensemble RCM LLC(e) 3.96%, 08/03/2026 1-mo. LIBOR + 3.85%	114,422
110,000	Enterprise Development Authority(e)(f) 4.37%, 02/19/2028 1-mo. LIBOR + 4.25%	110,413
284,451	Envision Healthcare Corp(e) 3.86%, 10/10/2025 1-mo. LIBOR + 3.75%	244,430
432,825	Epicor Software Corp(e) 4.36%, 07/30/2027 1-mo. LIBOR + 4.25%	431,337
75,000	eResearchTechnology Inc(e)(f) 4.61%, 02/04/2027 1-mo. LIBOR + 4.50%	74,988
	Everi Payments Inc(e)
250,000	3.50%,05/09/2024 1-mo. LIBOR + 3.39%	248,125
44,663	11.50%,05/09/2024 1-mo. LIBOR + 11.39%	46,672

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,115,000	Fieldwood Energy LLC(e) 5.36%, 04/11/2022 1-mo. LIBOR + 5.25%	$ 423,700
	Filtration Group Corp(e)
213,925	4.50%,03/29/2025 1-mo. LIBOR + 4.39%	213,551
513,519	3.11%,03/31/2025 1-mo. LIBOR + 3.00%	505,923
311,941	Froneri US Inc(e) 2.36%, 01/29/2027 1-mo. LIBOR + 2.25%	307,311
644,200	Gates Global LLC(e) 3.50%, 03/31/2027 1-mo. LIBOR + 3.39%	642,187
355,000	Gloves Buyer Inc(e) 4.75%, 01/20/2028 1-mo. LIBOR + 4.64%	353,669
675,000	Grab Holdings Inc(e) 5.50%, 01/29/2026 3-mo. LIBOR + 5.30%	674,438
485,000	Great Outdoors Group LLC(e)(f) 4.36%, 03/05/2028 1-mo. LIBOR + 4.25%	484,192
350,000	Greeneden US Holdings II LLC(e) 4.75%, 12/01/2027 1-mo. LIBOR + 4.64%	349,738
401,962	Hamilton Projects Acquiror LLC(e) 5.75%, 06/17/2027 3-mo. LIBOR + 5.55%	398,445
342,902	H-Food Holdings LLC(e) 3.80%, 05/23/2025 1-mo. LIBOR + 3.68%	339,330
345,000	Hillman Group INC(e)(f) 2.86%, 02/24/2028 1-mo. LIBOR + 5.48%	343,059
540,218	Hoya Midco LLC(e) 4.50%, 06/30/2024 1-mo. LIBOR + 4.39%	528,739
622,168	Hyland Software Inc(e)(f) 4.25%, 07/01/2024 1-mo. LIBOR + 4.14%	621,045
	Infinite Bidco LLC(e)
485,000	4.25%,03/02/2028 3-mo. LIBOR + 4.05%	482,373
185,000	7.50%,02/24/2029 3-mo. LIBOR + 7.30%	189,625
396,000	Innophos Holdings Inc(e) 3.61%, 02/05/2027 1-mo. LIBOR + 3.50%	394,762
317,000	Intelsat Jackson Holdings SA(e) 8.63%, 01/02/2024 6-mo. LIBOR + 8.42%	322,283
100,000	ION Trading Finance Ltd(e)(f) 4.86%, 03/26/2028 1-mo. LIBOR + 4.74%	99,917
645,000	Klockner Pentaplast of America Inc(e)(f) 4.86%, 02/12/2026 1-mo. LIBOR + 4.75%	644,194
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 40,000	Landry's Finance Acquisition Co(e) 13.00%, 10/06/2023 3-mo. LIBOR + 12.81%	$ 45,400
446,707	LifePoint Health Inc(e) 3.86%, 11/17/2025 1-mo. LIBOR + 3.75%	445,358
463,793	Masergy Holdings Inc(e) 4.25%, 12/15/2023 3-mo. LIBOR + 4.05%	460,604
183,273	Michaels Stores Inc(e) 4.25%, 10/01/2027 1-mo. LIBOR + 4.14%	192,231
464,225	Milano Acquisition Corp(e)(f) 4.75%, 10/01/2027 3-mo. LIBOR + 4.55%	461,710
510,000	Mileage Plus Holdings Inc(e) 6.25%, 06/21/2027 3-mo. LIBOR + 6.05%	541,450
281,509	Milk Specialties Co(e) 5.00%, 08/16/2023 1-mo. LIBOR + 4.89%	281,040
467,590	NAB Holdings LLC(e) 4.00%, 07/01/2024 3-mo. LIBOR + 3.80%	465,252
365,000	National Mentor Holdings Inc(e) 3.87%, 02/17/2028 1-mo. LIBOR + 3.75%	362,492
426,249	Navicure Inc(e) 4.11%, 10/22/2026 1-mo. LIBOR + 4.00%	425,716
	Newco Financing Partnership(e)
305,000	3.61%,01/30/2029 1-mo. LIBOR + 3.50%	303,911
305,000	3.61%,01/31/2029 1-mo. LIBOR + 3.49%	303,911
889,650	One Call Corp(e) 6.25%, 11/27/2022 2-mo. LIBOR + 6.12%	884,090
195,799	Ortho-Clinical Diagnostics Inc(e) 3.36%, 06/30/2025 1-mo. LIBOR + 3.25%	195,370
315,000	Packaging Coordinators Midco Inc(e) 4.50%, 11/30/2027 2-mo. LIBOR + 4.37%	312,900
100,000	PAI Holdco Inc(e) 5.00%, 10/28/2027 1-mo. LIBOR + 4.89%	100,250
769,124	Parfums Holding Co Inc(e) 4.11%, 06/30/2024 1-mo. LIBOR + 4.00%	760,471
	Peraton Corp(e)
193,847	4.50%,02/01/2028 1-mo. LIBOR + 4.39%	193,524
341,153	3.86%,02/24/2028(f) 1-mo. LIBOR + 3.74%	340,584
335,000	Petco Animal Supplies Inc(e) 4.00%, 03/04/2028 3-mo. LIBOR + 3.80%	333,445

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 355,000	Petsmart Inc(e) 4.50%, 02/12/2028 3-mo. LIBOR + 4.30%	$ 354,408
	PetVet Care Centers LLC(e)
131,646	3.36%,02/14/2025 1-mo. LIBOR + 3.25%	129,672
158,891	4.11%,02/14/2025(f) 1-mo. LIBOR + 4.00%	156,508
124,063	PG&E Corp(e) 3.50%, 06/23/2025 3-mo. LIBOR + 3.31%	123,287
	Phoenix Guarantor Inc(e)
518,625	3.36%,03/05/2026 1-mo. LIBOR + 3.25%	513,439
224,438	4.25%,03/05/2026 1-mo. LIBOR + 4.14%	222,824
378,990	Pi US Mergerco Inc(e) 4.50%, 01/03/2025 1-mo. LIBOR + 4.39%	378,339
	Pike Corp(e)(f)
221,610	8.24%,01/15/2028 3-mo. LIBOR + 8.05%	220,858
291,963	3.13%,01/21/2028 1-mo. LIBOR + 3.02%	292,036
668,599	Playa Resorts Holding BV(e) 3.75%, 04/29/2024 1-mo. LIBOR + 3.64%	640,370
319,200	Pluto Acquisition I Inc(e) 5.50%, 06/22/2026 1-mo. LIBOR + 5.39%	318,402
390,000	Pods LLC(e)(f) 3.12%, 03/17/2028 1-mo. LIBOR + 3.00%	387,758
528,627	Precision Medicine Group LLC(e) 3.75%, 11/18/2027 3-mo. LIBOR + 3.55%	524,882
330,000	Project Ruby Ultimate Parent Corp(e) 4.00%, 03/03/2028 1-mo. LIBOR + 3.89%	328,350
643,500	Pug LLC(e) 3.61%, 02/12/2027 1-mo. LIBOR + 3.50%	620,173
87,202	Radiate Holdco LLC(e) 4.25%, 09/25/2026 1-mo. LIBOR + 4.14%	87,073
385,000	Realpage Inc(e)(f) 3.37%, 02/18/2028 1-mo. LIBOR + 3.25%	382,914
325,000	Resideo Funding Inc(e) 2.75%, 02/11/2028 2-mo. LIBOR + 2.62%	324,188
395,000	Schweitzer-Mauduit International Inc(e)(f) 3.86%, 01/27/2028 1-mo. LIBOR + 3.75%	393,025
365,601	Scientific Games International Inc(e) 2.86%, 08/14/2024 1-mo. LIBOR + 2.75%	358,061
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 359,072	Securus Technologies Holdings Inc(e) 5.50%, 11/01/2024 3-mo. LIBOR + 5.30%	$ 331,020
703,566	Sedgwick Claims Management Services Inc(e) 3.86%, 09/03/2026 1-mo. LIBOR + 3.75%	704,446
499,133	Shearers Foods(e) 4.25%, 09/23/2027 3-mo. LIBOR + 4.05%	498,093
618,450	Sophia LP(e) 3.95%, 10/07/2027 3-mo. LIBOR + 3.76%	617,345
225,000	Sotera Health Holdings LLC(e) 3.25%, 12/13/2026 3-mo. LIBOR + 3.06%	224,156
470,779	Southern Veterinary Partners LLC(e) 5.00%, 10/05/2027 1-mo. LIBOR + 4.89%	471,956
339,126	Spectrum Plastics(e) 4.25%, 01/31/2025 6-mo. LIBOR + 4.04%	322,064
467,650	Star US Bidco LLC(e) 5.25%, 03/17/2027 1-mo. LIBOR + 5.14%	462,681
245,000	Sunshine Luxembourg VII SARL(e)(f) 3.86%, 10/01/2026 1-mo. LIBOR + 3.75%	244,650
59,400	Surgery Center Holdings Inc(e) 9.00%, 09/30/2024 1-mo. LIBOR + 8.89%	59,994
145,000	Thoughtworks Inc(e) 3.75%, 03/17/2028 1-mo. LIBOR + 3.64%	144,638
270,558	TKC Holdings Inc(e) 4.75%, 02/01/2023 1-mo. LIBOR + 4.64%	263,907
140,161	Transdigm Inc(e) 2.36%, 12/09/2025 1-mo. LIBOR + 2.25%	137,103
516,134	Traverse Midstream Partners LLC(e) 6.50%, 09/27/2024 1-mo. LIBOR + 6.39%	512,263
343,750	TricorBraun Inc(e) 3.75%, 03/03/2028 6-mo. LIBOR + 7.08%	340,366
	Triton Water Holdings Inc(e)
100,000	4.86%,03/10/2028 1-mo. LIBOR + 4.75%	102,196
360,000	3.62%,03/16/2028(f) 1-mo. LIBOR + 3.50%	367,907
200,000	Truck Hero Inc(e) 4.50%, 01/29/2028 1-mo. LIBOR + 4.39%	199,607
165,000	TTF Holdings LLC(e)(f) 4.36%, 03/24/2028 1-mo. LIBOR + 4.24%	163,763

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 466,868	UFC Holdings LLC(e) 3.75%, 04/29/2026 1-mo. LIBOR + 3.64%	$ 464,729
	Ultimate Software Group Inc(e)
713,450	4.00%,05/04/2026 1-mo. LIBOR + 3.89%	711,964
20,000	7.50%,05/03/2027 1-mo. LIBOR + 7.39%	20,475
195,000	Ultra Clean Holdings Inc(e) 2.86%, 08/27/2025 1-mo. LIBOR + 2.75%	195,000
288,146	US Farathane LLC(e)(f) 4.25%, 12/23/2024 3-mo. LIBOR + 4.05%	286,345
125,000	Verscend Holding Corp(e)(f) 4.00%, 08/27/2025 1-mo. LIBOR + 3.89%	124,688
341,556	Vertiv Group Corp(e) 2.87%, 03/02/2027 1-mo. LIBOR + 2.76%	338,888
975,854	Viant Medical Holdings Inc(e) 3.86%, 07/02/2025 1-mo. LIBOR + 3.75%	942,918
65,000	Virtusa Corp(e) 5.00%, 02/11/2028 1-mo. LIBOR + 4.89%	65,041
513,712	Weld North Education LLC(e) 4.75%, 12/15/2027 1-mo. LIBOR + 4.64%	512,428
547,165	Zep Inc(e) 5.00%, 08/12/2024 3-mo. LIBOR + 4.80%	541,237
TOTAL BANK LOANS — 7.71% (Cost $50,173,477)		$49,869,391
CORPORATE BONDS AND NOTES
Basic Materials — 4.26%
500,000	Allegheny Technologies Inc(g) 5.88%, 12/01/2027	517,500
200,000	Alpek SAB de CV(b)(g) 3.25%, 02/25/2031	197,800
	Anglo American Capital PLC(b)
1,040,000	5.38%, 04/01/2025	1,184,864
620,000	2.63%, 09/10/2030	606,763
400,000	2.88%, 03/17/2031	395,673
200,000	Antofagasta PLC(b)(g) 2.38%, 10/14/2030	195,320
590,000	ArcelorMittal SA 7.00%, 03/01/2041	805,055
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	609,629
1,690,000	5.25%, 04/01/2042	2,092,127
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,094,284
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	602,802
400,000	5.88%, 01/31/2050	401,716
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 430,000	Chemours Co(b) 5.75%, 11/15/2028	$ 452,753
525,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	570,937
460,000	Commercial Metals Co 3.88%, 02/15/2031	451,472
	First Quantum Minerals Ltd(b)
200,000	7.25%, 04/01/2023	203,500
800,000	7.50%, 04/01/2025	826,000
200,000	6.88%, 03/01/2026	207,000
285,000	6.88%, 10/15/2027	305,663
170,000	FMC Corp 3.45%, 10/01/2029	178,963
550,000	FMG Resources August 2006 Pty Ltd(b) 4.38%, 04/01/2031	559,971
	Freeport-McMoRan Inc
45,000	5.00%, 09/01/2027	47,817
295,000	4.13%, 03/01/2028	310,104
155,000	4.38%, 08/01/2028	164,416
200,000	4.25%, 03/01/2030	213,000
110,000	4.63%, 08/01/2030(g)	119,705
460,000	5.40%, 11/14/2034	547,637
620,000	5.45%, 03/15/2043	745,860
	Glencore Funding LLC(b)
1,945,000	4.88%, 03/12/2029	2,215,802
765,000	2.50%, 09/01/2030	735,650
580,000	Hecla Mining Co 7.25%, 02/15/2028	622,050
350,000	INEOS Group Holdings SA(b) 5.63%, 08/01/2024	354,375
270,000	INEOS Quattro Finance 2 PLC(b) 3.38%, 01/15/2026	270,000
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	788,766
310,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	324,376
1,725,000	Newmont Corp 4.88%, 03/15/2042	2,081,855
165,000	Novelis Corp(b) 4.75%, 01/30/2030	170,066
1,235,000	Nutrition & Biosciences Inc(b) 2.30%, 11/01/2030	1,197,092
100,000	Reliance Steel & Aluminum Co 2.15%, 08/15/2030	95,963
325,000	Resolute Forest Products Inc(b) 4.88%, 03/01/2026	325,812
590,000	Steel Dynamics Inc 3.45%, 04/15/2030	629,844
555,000	Suzano Austria GmbH 3.75%, 01/15/2031	570,967
255,000	Taseko Mines Ltd(b) 7.00%, 02/15/2026	259,590
545,000	Teck Resources Ltd 6.13%, 10/01/2035	668,127
210,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(b) 5.13%, 04/01/2029	216,563

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 315,000	United States Steel Corp 6.88%, 03/01/2029	$ 322,087
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	107,618
		27,564,934
Communications — 8.59%
420,000	Altice France Holding SA(b) 6.00%, 02/15/2028	413,822
200,000	Altice France SA(b) 5.13%, 01/15/2029	202,500
305,000	AMC Networks Inc 4.25%, 02/15/2029	296,613
	AT&T Inc
540,000	4.35%, 03/01/2029	610,836
410,000	4.30%, 02/15/2030	461,566
2,939,000	3.80%, 12/01/2057(b)	2,796,125
2,419,000	3.65%, 09/15/2059(b)	2,211,132
385,000	Baidu Inc 3.43%, 04/07/2030	403,332
355,000	Bharti Airtel Ltd(b) 3.25%, 06/03/2031	346,595
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	203,702
	Booking Holdings Inc
520,000	4.50%, 04/13/2027	603,372
850,000	4.63%, 04/13/2030	990,127
570,000	Cable Onda SA(b) 4.50%, 01/30/2030	605,323
480,000	Cars.com Inc(b) 6.38%, 11/01/2028	500,400
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
200,000	5.50%, 05/01/2026	206,260
580,000	5.13%, 05/01/2027	613,243
60,000	5.38%, 06/01/2029	64,350
705,000	4.75%, 03/01/2030	730,556
740,000	4.50%, 08/15/2030	754,208
970,000	4.25%, 02/01/2031	972,153
45,000	4.50%, 05/01/2032	45,563
	Charter Communications Operating LLC / Charter Communications Operating Capital
765,000	5.13%, 07/01/2049	860,679
2,435,000	4.80%, 03/01/2050	2,612,062
565,000	Cincinnati Bell Inc(b) 7.00%, 07/15/2024	582,656
10,000	Clear Channel Outdoor Holdings Inc(b) 7.75%, 04/15/2028	9,890
	Clear Channel Worldwide Holdings Inc
108,000	9.25%, 02/15/2024	112,352
1,055,000	5.13%, 08/15/2027(b)	1,061,066
	CommScope Inc(b)
310,000	6.00%, 03/01/2026	326,642
530,000	7.13%, 07/01/2028	562,902
Principal Amount(a)		Fair Value
Communications — (continued)
$ 215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	$ 212,985
340,000	Consolidated Communications Inc(b) 6.50%, 10/01/2028	367,244
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	714,850
510,000	5.75%, 01/15/2030	537,155
610,000	4.13%, 12/01/2030	605,901
800,000	4.63%, 12/01/2030	786,892
	Diamond Sports Group LLC / Diamond Sports Finance Co(b)
315,000	5.38%, 08/15/2026	226,800
605,000	6.63%, 08/15/2027	314,600
580,000	DISH DBS Corp 5.00%, 03/15/2023	605,085
	Expedia Group Inc
527,000	6.25%, 05/01/2025(b)	609,587
435,000	4.63%, 08/01/2027(b)	484,044
400,000	3.80%, 02/15/2028	423,670
1,575,000	3.25%, 02/15/2030	1,585,152
300,000	2.95%, 03/15/2031(b)	295,890
700,000	Frontier Communications Corp(b) 6.75%, 05/01/2029	738,290
600,000	Go Daddy Operating Co LLC / Go Daddy Finance Co Inc(b) 3.50%, 03/01/2029	589,500
	iHeartCommunications Inc
130,000	6.38%, 05/01/2026	137,963
795,000	8.38%, 05/01/2027	852,638
375,000	5.25%, 08/15/2027(b)	385,729
200,000	4.75%, 01/15/2028(b)	201,500
	Lamar Media Corp
70,000	3.75%, 02/15/2028	69,913
70,000	4.00%, 02/15/2030	69,805
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	92,625
390,000	4.25%, 07/01/2028	394,411
280,000	3.63%, 01/15/2029	271,250
341,000	Meredith Corp(g) 6.88%, 02/01/2026	350,693
	Motorola Solutions Inc
377,000	4.60%, 02/23/2028	429,155
175,000	4.60%, 05/23/2029	198,504
	Netflix Inc
120,000	4.88%, 04/15/2028	135,750
315,000	5.88%, 11/15/2028	381,014
55,000	6.38%, 05/15/2029	68,200
60,000	5.38%, 11/15/2029(b)	70,953
950,000	4.88%, 06/15/2030(b)	1,093,963
460,000	Nexstar Broadcasting Inc(b) 4.75%, 11/01/2028	464,846
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc(b)
65,000	6.00%, 02/15/2028	64,838
285,000	10.75%, 06/01/2028	321,965

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 500,000	Plantronics Inc(b) 4.75%, 03/01/2029	$ 491,250
	Radiate Holdco LLC / Radiate Finance Inc(b)
110,000	4.50%, 09/15/2026	111,238
365,000	6.50%, 09/15/2028	385,422
	Sirius XM Radio Inc(b)
285,000	5.00%, 08/01/2027	298,979
25,000	5.50%, 07/01/2029	27,031
70,000	Sprint Capital Corp 6.88%, 11/15/2028	88,268
420,000	Sprint Corp 7.88%, 09/15/2023	480,060
535,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	609,900
945,000	Telesat Canada / Telesat LLC(b)(g) 6.50%, 10/15/2027	946,625
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	43,465
235,000	5.50%, 09/01/2041	278,137
245,000	4.50%, 09/15/2042	261,858
525,000	Telefonica Emisiones SA 7.05%, 06/20/2036	727,563
	T-Mobile USA Inc
110,000	4.50%, 02/01/2026	112,544
110,000	2.63%, 04/15/2026	112,068
1,735,000	3.38%, 04/15/2029	1,748,013
1,915,000	3.88%, 04/15/2030(b)	2,078,464
1,220,000	3.50%, 04/15/2031(g)	1,229,150
395,000	TripAdvisor Inc(b) 7.00%, 07/15/2025	427,193
760,000	Twitter Inc(b) 3.88%, 12/15/2027	796,852
	Uber Technologies Inc(b)
1,465,000	7.50%, 05/15/2025	1,580,984
560,000	8.00%, 11/01/2026	606,200
330,000	7.50%, 09/15/2027	364,512
470,000	6.25%, 01/15/2028	511,924
	Univision Communications Inc(b)
610,000	5.13%, 02/15/2025	617,625
155,000	6.63%, 06/01/2027	165,528
	Verizon Communications Inc
170,000	2.88%, 11/20/2050	151,093
470,000	3.55%, 03/22/2051	469,340
640,000	3.00%, 11/20/2060	555,630
	ViacomCBS Inc
120,000	4.20%, 06/01/2029(g)	133,398
1,005,000	4.95%, 01/15/2031	1,185,270
190,000	4.20%, 05/19/2032	212,383
640,000	ViaSat Inc(b) 5.63%, 09/15/2025	650,534
	Virgin Media Finance PLC(b)
245,000	5.50%, 08/15/2026	254,213
1,075,000	5.00%, 07/15/2030	1,073,656
Principal Amount(a)		Fair Value
Communications — (continued)
$ 450,000	Ziggo BV(b) 5.50%, 01/15/2027	$ 468,563
		55,568,320
Consumer, Cyclical — 6.73%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
255,000	5.75%, 04/15/2025	270,938
120,000	3.88%, 01/15/2028	121,289
210,000	4.38%, 01/15/2028	210,991
150,000	4.00%, 10/15/2030	144,750
67,022	Air Canada Pass Through Trust(b) Series 2013-1 Class B 5.38%, 05/15/2021	67,310
720,604	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	790,863
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	431,094
365,000	American Airlines Group Inc(b) 5.00%, 06/01/2022	358,612
810,000	American Airlines Inc(b) 11.75%, 07/15/2025	1,001,962
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
235,000	5.50%, 04/20/2026	244,562
215,000	5.75%, 04/20/2029	228,685
	American Airlines Pass Through Trust
	Series 2016-1 Class B
729,309	5.25%, 01/15/2024	692,235
	Series 2017-2 Class B
384,826	3.70%, 10/15/2025	353,466
	Series 2016-3 Class B
1,050,835	3.75%, 10/15/2025	989,155
725,000	American Axle & Manufacturing Inc(g) 6.50%, 04/01/2027	752,187
550,000	Aramark Services Inc(b) 6.38%, 05/01/2025	583,000
445,000	Aston Martin Capital Holdings Ltd(b) 10.50%, 11/30/2025	491,469
140,000	AutoNation Inc 4.75%, 06/01/2030	161,429
790,000	AutoZone Inc(g) 4.00%, 04/15/2030	874,569
690,000	Avient Corp(b) 5.75%, 05/15/2025	733,125
515,000	BCPE Ulysses Intermediate Inc(b)(h) 7.75%, 04/01/2027 PIK rate, 8.50%	534,312
290,946	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	283,642

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Caesars Entertainment Inc(b)
$ 180,000	6.25%, 07/01/2025	$ 191,883
170,000	8.13%, 07/01/2027	187,467
	Carnival Corp(b)
115,000	11.50%, 04/01/2023	131,819
70,000	7.63%, 03/01/2026	75,201
655,000	5.75%, 03/01/2027	672,194
	Carvana Co(b)
690,000	5.63%, 10/01/2025	707,836
695,000	5.88%, 10/01/2028	712,375
510,000	Cinemark USA Inc(b) 5.88%, 03/15/2026	522,209
310,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	333,637
425,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	484,500
515,000	Crocs Inc(b) 4.25%, 03/15/2029	502,135
495,000	Delta Air Lines Inc 3.75%, 10/28/2029	482,641
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,215,163
300,000	Dollar General Corp(g) 3.50%, 04/03/2030	323,440
590,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	610,650
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	210,539
	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp(b)
160,000	5.38%, 04/01/2026	158,928
195,000	5.88%, 04/01/2029	192,368
390,000	FirstCash Inc(b) 4.63%, 09/01/2028	397,800
	Ford Motor Co
405,000	8.50%, 04/21/2023	451,575
1,031,000	9.00%, 04/22/2025	1,248,660
105,000	9.63%, 04/22/2030	146,532
370,000	Ford Motor Credit Co LLC 4.13%, 08/17/2027	382,025
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	619,125
	General Motors Co
90,000	5.20%, 04/01/2045	103,339
950,000	5.40%, 04/01/2048	1,126,160
1,465,000	5.95%, 04/01/2049(g)	1,858,964
	General Motors Financial Co Inc(i)
50,000	5.70%, Perpetual	54,000
30,000	5.75%, Perpetual	31,464
305,000	Golden Nugget Inc(b)(g) 8.75%, 10/01/2025	321,775
765,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	786,994
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Hilton Domestic Operating Co Inc(b)
$ 515,000	4.00%, 05/01/2031	$ 515,000
140,000	3.63%, 02/15/2032	135,884
	Hyatt Hotels Corp
50,000	5.38%, 04/23/2025	56,098
85,000	5.75%, 04/23/2030	99,339
	International Game Technology PLC(b)
320,000	4.13%, 04/15/2026	328,826
200,000	5.25%, 01/15/2029	208,600
315,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	324,450
110,000	Lithia Motors Inc(b) 4.38%, 01/15/2031	114,174
905,000	Live Nation Entertainment Inc(b) 4.75%, 10/15/2027	911,787
580,000	M/I Homes Inc 4.95%, 02/01/2028	600,662
	Marriott International Inc
205,000	5.75%, 05/01/2025	235,236
190,000	4.63%, 06/15/2030	212,552
305,000	2.85%, 04/15/2031	299,341
480,000	Marriott Ownership Resorts Inc 4.75%, 01/15/2028	484,800
480,000	Mohegan Gaming & Entertainment(b) 8.00%, 02/01/2026	483,600
140,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	137,610
690,000	NCL Corp Ltd(b) 5.88%, 03/15/2026	696,900
325,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	331,094
740,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	811,622
210,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	214,200
	PulteGroup Inc
415,000	7.88%, 06/15/2032	583,876
1,200,000	6.00%, 02/15/2035	1,500,000
	Royal Caribbean Cruises Ltd(b)
350,000	9.13%, 06/15/2023	385,675
780,000	5.50%, 04/01/2028	783,900
	Scientific Games International Inc(b)
315,000	8.25%, 03/15/2026	337,837
930,000	7.00%, 05/15/2028	993,807
465,000	Station Casinos LLC(b) 4.50%, 02/15/2028	463,259
580,000	Tenneco Inc(b) 5.13%, 04/15/2029	572,750
	Travel + Leisure Co
180,000	6.63%, 07/31/2026(b)	204,363
50,000	6.00%, 04/01/2027	55,375
190,000	4.63%, 03/01/2030(b)	196,946

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 3,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	$ 3,315
200,000	Tupy Overseas SA(b) 4.50%, 02/16/2031	194,002
430,000	Under Armour Inc(g) 3.25%, 06/15/2026	430,258
	US Airways Pass Through Trust
	Series 2011-1 Class A
155,442	7.13%, 10/22/2023	159,931
	Series 2012-1 Class A
365,545	5.90%, 10/01/2024	379,075
780,000	Vista Outdoor Inc(b) 4.50%, 03/15/2029	771,775
415,000	Volkswagen Group of America Finance LLC(b) 3.35%, 05/13/2025	445,590
950,000	Wynn Macau Ltd(b) 5.63%, 08/26/2028	993,035
	Yum! Brands Inc
450,000	4.75%, 01/15/2030(b)	475,785
555,000	3.63%, 03/15/2031	533,494
255,000	4.63%, 01/31/2032	260,101
		43,488,967
Consumer, Non-Cyclical — 7.28%
525,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	556,757
650,000	Adtalem Global Education Inc(b) 5.50%, 03/01/2028	641,751
485,000	Akumin Inc(b) 7.00%, 11/01/2025	515,919
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b)
190,000	3.25%, 03/15/2026	189,272
725,000	4.63%, 01/15/2027	751,423
675,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(b) 6.63%, 07/15/2026	715,824
	Ashtead Capital Inc(b)
650,000	4.38%, 08/15/2027	677,625
415,000	4.25%, 11/01/2029	444,926
620,000	BAT Capital Corp 4.91%, 04/02/2030	707,910
180,000	Bausch Health Americas Inc(b) 9.25%, 04/01/2026	199,440
435,000	Bausch Health Cos Inc(b) 7.00%, 01/15/2028	472,214
865,000	Block Financial LLC 3.88%, 08/15/2030	892,506
185,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	177,600
	Centene Corp
375,000	4.63%, 12/15/2029	405,864
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 130,000	3.00%, 10/15/2030	$ 129,784
880,000	2.50%, 03/01/2031	840,418
	Charles River Laboratories International Inc(b)
305,000	3.75%, 03/15/2029	305,482
295,000	4.00%, 03/15/2031	299,882
525,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	545,354
535,000	Chobani LLC / Chobani Finance Corp Inc(b) 7.50%, 04/15/2025	556,908
	CHS / Community Health Systems Inc(b)
365,000	6.63%, 02/15/2025	385,305
55,000	6.88%, 04/15/2029	57,578
415,000	4.75%, 02/15/2031	405,414
767,000	CoStar Group Inc(b) 2.80%, 07/15/2030	749,894
1,200,000	CVS Health Corp 3.25%, 08/15/2029	1,268,393
465,000	DaVita Inc(b) 4.63%, 06/01/2030	473,770
75,000	Encompass Health Corp 4.75%, 02/01/2030	77,153
275,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(b) 6.13%, 04/01/2029	277,406
880,000	Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	876,550
360,000	Gartner Inc(b) 3.75%, 10/01/2030	357,023
	HCA Inc
395,000	7.50%, 12/15/2023	449,313
290,000	8.36%, 04/15/2024	338,575
135,000	7.69%, 06/15/2025	162,749
555,000	7.58%, 09/15/2025	660,450
1,565,000	7.05%, 12/01/2027	1,881,913
570,000	4.13%, 06/15/2029	631,666
360,000	7.50%, 11/06/2033	479,837
90,000	7.75%, 07/15/2036	118,350
2,560,000	5.25%, 06/15/2049	3,132,592
600,000	Herbalife Nutrition Ltd / HLF Financing Inc(b)(g) 7.88%, 09/01/2025	652,500
860,000	Hologic Inc(b) 3.25%, 02/15/2029	849,250
365,000	IHS Markit Ltd 4.25%, 05/01/2029	411,147
395,000	Illumina Inc 2.55%, 03/23/2031	391,604
200,000	IQVIA Inc(b) 5.00%, 05/15/2027	211,159
285,000	Jaguar Holding Co II / PPD Development LP(b) 5.00%, 06/15/2028	296,828
260,000	Kimberly-Clark de Mexico SAB de CV(b) 2.43%, 07/01/2031	253,635

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 83,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	$ 108,955
	Kraft Heinz Foods Co
505,000	3.88%, 05/15/2027	549,993
140,000	5.00%, 06/04/2042	157,556
695,000	5.20%, 07/15/2045	803,806
970,000	4.38%, 06/01/2046	1,014,008
1,005,000	4.88%, 10/01/2049	1,127,221
180,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	194,364
	Legacy LifePoint Health LLC(b)
5,000	6.75%, 04/15/2025	5,313
280,000	4.38%, 02/15/2027	274,400
475,000	Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer Inc(b) 5.00%, 02/01/2026	483,313
165,000	LifePoint Health Inc(b) 5.38%, 01/15/2029	162,525
	Mylan Inc
330,000	5.40%, 11/29/2043	387,552
280,000	5.20%, 04/15/2048	322,036
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b)
186,000	7.38%, 06/01/2025	199,969
81,000	7.25%, 02/01/2028	88,748
325,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	344,711
265,000	Perrigo Finance Unlimited Co 3.15%, 06/15/2030	260,207
	Post Holdings Inc(b)
290,000	5.75%, 03/01/2027	305,010
500,000	4.50%, 09/15/2031	494,500
60,000	Sabre Global Inc(b) 9.25%, 04/15/2025	71,550
370,000	Select Medical Corp(b) 6.25%, 08/15/2026	393,221
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,336,650
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	99,449
720,000	Surgery Center Holdings Inc(b)(g) 6.75%, 07/01/2025	735,984
385,000	Team Health Holdings Inc(b)(g) 6.38%, 02/01/2025	339,254
	Tenet Healthcare Corp
40,000	7.50%, 04/01/2025(b)	43,187
1,695,000	5.13%, 05/01/2025	1,718,815
140,000	4.88%, 01/01/2026(b)	145,566
105,000	6.25%, 02/01/2027(b)	110,866
477,000	5.13%, 11/01/2027(b)	498,799
160,000	6.13%, 10/01/2028(b)	167,000
	Teva Pharmaceutical Finance Netherlands III BV
145,000	2.80%, 07/21/2023	144,355
200,000	7.13%, 01/31/2025	220,940
1,385,000	3.15%, 10/01/2026	1,324,406
2,550,000	4.10%, 10/01/2046	2,239,027
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	$ 533,119
175,000	Triton Water Holdings Inc(b) 6.25%, 04/01/2029	178,500
485,000	Turning Point Brands Inc(b) 5.63%, 02/15/2026	503,188
	United Rentals North America Inc
150,000	4.88%, 01/15/2028	158,006
360,000	5.25%, 01/15/2030	390,708
155,000	4.00%, 07/15/2030(g)	157,751
1,295,000	Utah Acquisition Sub Inc 5.25%, 06/15/2046	1,523,288
225,000	Vector Group Ltd(b) 5.75%, 02/01/2029	232,031
660,000	Viatris Inc(b) 4.00%, 06/22/2050	672,574
		47,099,334
Energy — 6.01%
	Aker BP ASA(b)
200,000	3.00%, 01/15/2025	206,885
605,000	2.88%, 01/15/2026	624,802
615,000	3.75%, 01/15/2030	634,361
730,000	4.00%, 01/15/2031	760,976
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	595,750
655,400	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	747,814
	Antero Midstream Partners LP / Antero Midstream Finance Corp(b)
215,000	7.88%, 05/15/2026	231,237
600,000	5.75%, 01/15/2028	600,000
	Antero Resources Corp(b)
255,000	8.38%, 07/15/2026	281,138
170,000	7.63%, 02/01/2029	181,050
315,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	327,600
585,000	BP Capital Markets PLC(i) 4.88%, Perpetual	626,681
368,493	Callon Petroleum Co 6.13%, 10/01/2024	313,219
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	726,198
1,035,000	3.70%, 11/15/2029	1,090,847
290,000	Cheniere Energy Inc(b) 4.63%, 10/15/2028	301,177
200,000	Cheniere Energy Partners LP 5.63%, 10/01/2026	209,140
	Chesapeake Energy Corp(b)
485,000	5.50%, 02/01/2026	504,834
95,000	5.88%, 02/01/2029	100,700
725,000	Cimarex Energy Co 4.38%, 03/15/2029	802,407

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 215,000	Citgo Holding Inc(b) 9.25%, 08/01/2024	$ 213,388
435,000	Citgo Petroleum Corp(b) 7.00%, 06/15/2025	447,506
	Continental Resources Inc
95,000	3.80%, 06/01/2024	97,375
300,000	4.38%, 01/15/2028(g)	315,450
500,000	CrownRock LP / CrownRock Finance Inc(b) 5.63%, 10/15/2025	510,110
535,000	CSI Compressco LP / CSI Compressco Finance Inc(b)(g) 7.50%, 04/01/2025	543,025
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	441,413
250,000	Diamondback Energy Inc 3.13%, 03/24/2031	249,586
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	481,027
	Energean Israel Finance Ltd(b)
365,000	5.38%, 03/30/2028	370,019
470,000	5.88%, 03/30/2031	470,587
110,000	Energy Transfer LP 3.75%, 05/15/2030	113,406
325,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	317,756
	EQM Midstream Partners LP(b)
160,000	6.00%, 07/01/2025	172,200
180,000	6.50%, 07/01/2027	195,705
130,000	4.50%, 01/15/2029	126,680
145,000	4.75%, 01/15/2031	140,650
35,000	EQT Corp(g) 5.00%, 01/15/2029	37,450
715,000	Galaxy Pipeline Assets Bidco Ltd(b) 2.94%, 09/30/2040	689,347
415,000	Geopark Ltd(b) 6.50%, 09/21/2024	429,010
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	77,406
360,000	Hess Corp 5.60%, 02/15/2041	415,295
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
355,000	5.75%, 02/01/2029	358,106
355,000	6.00%, 02/01/2031	360,325
825,000	HollyFrontier Corp 5.88%, 04/01/2026	935,132
480,000	Indigo Natural Resources LLC(b) 5.38%, 02/01/2029	472,901
1,315,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	1,499,224
35,000	Kinder Morgan Energy Partners LP 5.00%, 08/15/2042	39,372
	Kinder Morgan Inc
590,000	7.75%, 01/15/2032	828,999
Principal Amount(a)		Fair Value
Energy — (continued)
$ 165,000	5.05%, 02/15/2046	$ 186,517
650,000	Kosmos Energy Ltd(b) 7.50%, 03/01/2028	615,550
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	276,038
460,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	475,525
145,000	MPLX LP 4.88%, 06/01/2025	163,320
440,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	457,380
	Occidental Petroleum Corp
147,000	2.70%, 08/15/2022	147,055
10,000	2.70%, 02/15/2023	9,977
145,000	2.90%, 08/15/2024	143,411
60,000	3.50%, 06/15/2025	59,400
280,000	5.88%, 09/01/2025	299,264
15,000	5.50%, 12/01/2025	15,863
10,000	5.55%, 03/15/2026	10,576
285,000	3.50%, 08/15/2029	267,416
310,000	6.63%, 09/01/2030	348,378
300,000	6.13%, 01/01/2031	331,260
410,000	4.50%, 07/15/2044	349,476
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	249,926
70,000	6.20%, 09/15/2043	84,074
430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	455,263
620,000	Patterson-UTI Energy Inc 5.15%, 11/15/2029	616,295
840,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	1,039,347
215,000	Petrobras Global Finance BV 5.60%, 01/03/2031	226,567
1,800,000	Petroleos de Venezuela SA(b)(j) 6.00%, 05/16/2024	78,300
	Petroleos Mexicanos
285,000	6.88%, 08/04/2026	305,118
775,000	6.50%, 03/13/2027	809,875
1,105,000	5.95%, 01/28/2031	1,060,800
595,000	6.38%, 01/23/2045	493,850
510,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	545,501
	Plains All American Pipeline LP / PAA Finance Corp
825,000	3.80%, 09/15/2030	840,201
390,000	4.30%, 01/31/2043	358,762
415,000	4.70%, 06/15/2044	394,854
35,000	4.90%, 02/15/2045	34,232
	Sabine Pass Liquefaction LLC
420,000	4.20%, 03/15/2028	460,773
1,000,000	4.50%, 05/15/2030	1,122,188
	Saudi Arabian Oil Co(b)
770,000	2.25%, 11/24/2030	737,388
1,070,000	3.25%, 11/24/2050	968,296

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 715,000	Sunoco LP / Sunoco Finance Corp(b) 4.50%, 05/15/2029	$ 712,319
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
305,000	5.88%, 04/15/2026	319,297
160,000	4.88%, 02/01/2031(b)	162,120
195,000	4.00%, 01/15/2032(b)	183,401
420,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	453,201
275,000	USA Compression Partners LP / USA Compression Finance Corp(g) 6.88%, 04/01/2026	282,047
489,000	WPX Energy Inc 4.50%, 01/15/2030	526,550
		38,892,217
Financial — 15.13%
	Acrisure LLC / Acrisure Finance Inc(b)
540,000	7.00%, 11/15/2025	557,550
195,000	4.25%, 02/15/2029	191,773
330,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.65%, 07/21/2027	346,278
100,000	AGFC Capital Trust I(b)(e) 1.99%, 01/15/2067 3-mo. LIBOR + 1.75%	55,750
	Air Lease Corp
640,000	4.65%, Perpetual(g)(i)	632,000
595,000	3.38%, 07/01/2025	628,488
10,000	4.63%, 10/01/2028	10,970
95,000	3.25%, 10/01/2029	95,300
380,000	3.00%, 02/01/2030	371,909
1,275,000	3.13%, 12/01/2030	1,271,220
1,210,000	Aircastle Ltd 4.25%, 06/15/2026	1,281,108
665,000	Allstate Corp 5.75%, 08/15/2053	703,238
	Ally Financial Inc
265,000	4.63%, 03/30/2025	294,769
2,795,000	5.80%, 05/01/2025	3,239,826
525,000	5.75%, 11/20/2025	596,441
945,000	American Assets Trust LP REIT 3.38%, 02/01/2031	928,583
635,000	American Tower Corp REIT 2.10%, 06/15/2030	604,262
1,125,000	Antares Holdings LP(b) 6.00%, 08/15/2023	1,179,868
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	781,425
	Athene Global Funding(b)
930,000	2.45%, 08/20/2027	941,068
1,150,000	2.55%, 11/19/2030	1,109,665
Principal Amount(a)		Fair Value
Financial — (continued)
$ 385,000	Athene Holding Ltd 3.50%, 01/15/2031	$ 395,621
535,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	599,541
	Aviation Capital Group LLC(b)
910,000	5.50%, 12/15/2024	1,017,507
205,000	1.95%, 01/30/2026	199,732
438,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	457,882
400,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	448,800
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(b) 5.38%, 04/17/2025	611,926
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,949,643
	Bank of America Corp
75,000	4.45%, 03/03/2026	84,301
715,000	4.18%, 11/25/2027	795,130
555,000	3.42%, 12/20/2028	596,003
665,000	Bank of New York Mellon Corp(i) 4.70%, Perpetual	720,494
	Barclays PLC
200,000	5.09%, 06/20/2030	226,518
985,000	3.56%, 09/23/2035	986,418
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	200,250
570,000	5.13%, 01/18/2033	586,393
	Brighthouse Financial Inc
112,000	3.70%, 06/22/2027	118,490
433,000	5.63%, 05/15/2030	507,349
	Brixmor Operating Partnership LP REIT
1,335,000	4.13%, 05/15/2029	1,441,206
75,000	4.05%, 07/01/2030	80,787
425,000	Capital Farm Credit ACA(b)(i) 5.00%, Perpetual	434,563
785,000	Charles Schwab Corp(i) 4.00%, Perpetual	771,655
590,000	Citadel LP(b)(g) 4.88%, 01/15/2027	625,942
350,000	Citigroup Inc(i) 6.25%, Perpetual	399,875
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	553,163
832,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	804,526
	Crown Castle International Corp REIT
460,000	3.30%, 07/01/2030	481,503
1,130,000	2.25%, 01/15/2031	1,086,096
295,000	Danske Bank A/S(b) 3.24%, 12/20/2025	314,101
	Deutsche Bank AG
490,000	2.22%, 09/18/2024	502,969
290,000	3.55%, 09/18/2031	299,450

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 300,000	Discover Financial Services(i) 6.13%, Perpetual	$ 333,000
146,016	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	142,354
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	994,983
700,000	EPR Properties REIT 4.75%, 12/15/2026	735,726
	Equinix Inc REIT
880,000	3.20%, 11/18/2029	914,888
615,000	2.15%, 07/15/2030	584,706
590,000	ESH Hospitality Inc REIT(b) 4.63%, 10/01/2027	624,008
665,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	739,388
585,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	668,444
525,000	Fidelity National Financial Inc 3.40%, 06/15/2030	547,956
768,000	Fifth Third Bancorp(i) 4.50%, Perpetual	815,616
425,000	FS KKR Capital Corp 3.40%, 01/15/2026	421,545
1,360,000	GE Capital Funding LLC(b) 4.40%, 05/15/2030	1,539,727
	Global Atlantic Finance Co(b)
770,000	8.63%, 04/15/2021	771,707
510,000	4.40%, 10/15/2029	537,527
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	493,275
108,000	5.75%, 06/01/2028	124,586
280,000	5.30%, 01/15/2029	313,866
1,600,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	2,261,794
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
805,000	4.75%, 09/15/2024	835,940
840,000	6.25%, 05/15/2026	879,900
380,000	5.25%, 05/15/2027	392,350
130,000	4.38%, 02/01/2029(b)	127,037
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	746,757
	Iron Mountain Inc REIT(b)
375,000	5.00%, 07/15/2028	383,438
585,000	4.88%, 09/15/2029	592,283
530,000	5.25%, 07/15/2030	546,854
570,000	iStar Inc REIT 4.25%, 08/01/2025	573,933
660,000	Itau Unibanco Holding SA(b) 3.88%, 04/15/2031	640,200
	Jefferies Group LLC
705,000	6.45%, 06/08/2027	878,766
1,140,000	6.25%, 01/15/2036	1,465,368
Principal Amount(a)		Fair Value
Financial — (continued)
	JPMorgan Chase & Co
$ 343,000	4.60%, Perpetual(i)	$ 346,859
415,000	4.01%, 04/23/2029	462,800
1,110,000	2.96%, 05/13/2031	1,130,525
875,000	KeyCorp(i) 5.00%, Perpetual	958,388
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,262,122
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
125,000	5.25%, 10/01/2025	125,000
720,000	4.25%, 02/01/2027	709,200
715,000	Lincoln National Corp(e) 2.26%, 04/20/2067 3-mo. LIBOR + 2.04%	589,446
600,000	MBIA Insurance Corp(b)(e)(j) 11.50%, 01/15/2033 3-mo. LIBOR + 11.26%	270,000
	MetLife Inc
565,000	3.85%, Perpetual(g)(i)	583,363
340,000	5.88%, Perpetual(g)(i)	376,550
245,000	9.25%, 04/08/2038(b)	359,200
915,000	10.75%, 08/01/2039	1,531,147
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
85,000	4.63%, 06/15/2025(b)	89,650
195,000	5.75%, 02/01/2027	214,975
660,000	3.88%, 02/15/2029(b)	657,443
	Morgan Stanley
1,950,000	4.35%, 09/08/2026	2,203,218
285,000	3.95%, 04/23/2027	315,374
	MPT Operating Partnership LP / MPT Finance Corp REIT
295,000	5.00%, 10/15/2027	310,341
195,000	4.63%, 08/01/2029	205,146
465,000	3.50%, 03/15/2031	456,314
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,799,232
	Navient Corp
35,000	7.25%, 01/25/2022	36,269
5,000	6.50%, 06/15/2022	5,244
80,000	7.25%, 09/25/2023	86,587
265,000	6.13%, 03/25/2024	280,569
10,000	5.88%, 10/25/2024	10,501
295,000	6.75%, 06/15/2026	319,780
790,000	5.00%, 03/15/2027	791,975
250,000	NMI Holdings Inc(b) 7.38%, 06/01/2025	288,443
	OneMain Finance Corp
405,000	6.88%, 03/15/2025	460,657
535,000	7.13%, 03/15/2026	617,042
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	686,604
785,000	Prospect Capital Corp 3.71%, 01/22/2026	775,420

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Prudential Financial Inc
$ 470,000	5.88%, 09/15/2042	$ 496,311
390,000	5.63%, 06/15/2043	417,941
1,045,000	Quicken Loans LLC(b) 5.25%, 01/15/2028	1,097,250
	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(b)
785,000	3.63%, 03/01/2029	755,563
1,240,000	3.88%, 03/01/2031	1,193,500
535,000	Radian Group Inc 4.50%, 10/01/2024	556,561
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	595,042
815,000	Retail Properties of America Inc REIT 4.75%, 09/15/2030	862,614
380,000	Santander Holdings USA Inc 4.40%, 07/13/2027	422,701
905,000	SBA Communications Corp REIT(b) 3.13%, 02/01/2029	869,841
	Service Properties Trust REIT
90,000	7.50%, 09/15/2025	102,278
755,000	4.95%, 02/15/2027	746,506
370,000	Simon Property Group LP REIT 2.65%, 07/15/2030	370,877
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	151,875
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,932,170
2,475,000	4.25%, 08/19/2026	2,697,526
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	881,532
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,299,563
895,000	3.27%, 02/18/2036	869,641
850,000	SVB Financial Group(g)(i) 4.10%, Perpetual	852,125
290,000	Synovus Financial Corp 5.90%, 02/07/2029	313,335
730,000	Truist Financial Corp(i) 5.10%, Perpetual	795,919
580,000	Voya Financial Inc 5.65%, 05/15/2053	620,381
1,215,000	Wells Fargo & Co(i) 3.90%, Perpetual	1,227,028
815,000	Weyerhaeuser Co REIT(g) 4.00%, 04/15/2030	900,890
765,000	Zions Bancorp NA 3.25%, 10/29/2029	773,864
		97,865,465
Industrial — 5.19%
940,000	ARD Finance SA(b)(h) 6.50%, 06/30/2027 PIK rate, 7.25%	987,000
	Boeing Co
1,545,000	2.20%, 02/04/2026	1,540,209
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 30,000	3.10%, 05/01/2026	$ 31,778
170,000	2.25%, 06/15/2026	170,239
150,000	3.20%, 03/01/2029	151,907
220,000	2.95%, 02/01/2030	219,388
1,285,000	5.15%, 05/01/2030	1,479,993
555,000	3.63%, 02/01/2031(g)	580,643
130,000	3.25%, 02/01/2035	125,985
180,000	3.55%, 03/01/2038	174,073
115,000	3.50%, 03/01/2039	110,431
180,000	5.71%, 05/01/2040	220,271
490,000	3.38%, 06/15/2046	433,304
105,000	3.65%, 03/01/2047	96,456
285,000	3.63%, 03/01/2048	263,091
160,000	3.85%, 11/01/2048	154,394
295,000	3.90%, 05/01/2049	286,231
1,025,000	3.75%, 02/01/2050	981,793
1,880,000	5.81%, 05/01/2050	2,366,827
95,000	3.83%, 03/01/2059	88,384
240,000	3.95%, 08/01/2059	230,715
460,000	5.93%, 05/01/2060	590,238
415,000	Bombardier Inc(b) 8.75%, 12/01/2021	435,406
448,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	482,160
335,000	BWX Technologies Inc(b) 4.13%, 04/15/2029	339,606
640,000	Carrier Global Corp 2.72%, 02/15/2030	645,820
	Cemex SAB de CV(b)
400,000	5.45%, 11/19/2029	438,200
885,000	5.20%, 09/17/2030	957,136
1,200,000	3.88%, 07/11/2031	1,171,200
500,000	Cleaver-Brooks Inc(b)(g) 7.88%, 03/01/2023	490,000
510,000	CP Atlas Buyer Inc(b) 7.00%, 12/01/2028	536,035
330,000	Dycom Industries Inc(b) 4.50%, 04/15/2029	330,825
	Embraer Netherlands Finance BV
185,000	5.05%, 06/15/2025	191,963
950,000	5.40%, 02/01/2027	990,137
	Fortress Transportation & Infrastructure Investors LLC(b)
45,000	6.50%, 10/01/2025	47,025
85,000	9.75%, 08/01/2027	96,794
	General Electric Co
840,000	3.51%, Perpetual(e)(i) 3-mo. LIBOR + 3.33%	793,800
355,000	3.63%, 05/01/2030	382,216
300,000	Howmet Aerospace Inc 6.88%, 05/01/2025	347,625
	Huntington Ingalls Industries Inc
380,000	3.84%, 05/01/2025	414,601
235,000	4.20%, 05/01/2030	260,681
620,000	Indian Railway Finance Corp Ltd(b) 2.80%, 02/10/2031	588,678

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 540,000	Jabil Inc 3.00%, 01/15/2031	$ 536,056
205,000	Keysight Technologies Inc 3.00%, 10/30/2029	212,834
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	505,760
815,000	Louisiana-Pacific Corp(b) 3.63%, 03/15/2029	792,587
365,000	Mauser Packaging Solutions Holding Co(b) 7.25%, 04/15/2025	365,000
502,000	Owens Corning 7.00%, 12/01/2036	685,892
300,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	305,409
	Spirit AeroSystems Inc
345,000	3.95%, 06/15/2023	341,550
455,000	5.50%, 01/15/2025(b)	481,162
680,000	7.50%, 04/15/2025(b)	731,476
60,000	4.60%, 06/15/2028	58,800
545,000	Standard Industries Inc(b) 4.38%, 07/15/2030	549,905
702,500	Stanley Black & Decker Inc 4.00%, 03/15/2060	743,702
1,320,000	Textron Inc 3.00%, 06/01/2030	1,340,761
470,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	488,189
	TransDigm Inc
715,000	6.25%, 03/15/2026(b)	758,043
605,000	5.50%, 11/15/2027	626,254
335,000	4.63%, 01/15/2029(b)	330,327
	Trident TPI Holdings Inc(b)
400,000	9.25%, 08/01/2024	426,000
435,000	6.63%, 11/01/2025	442,612
683,000	Vontier Corp(b) 2.95%, 04/01/2031	666,335
210,000	Vulcan Materials Co 3.50%, 06/01/2030	225,173
450,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	461,250
225,000	WRKCo Inc 3.00%, 06/15/2033	227,966
		33,526,301
Technology — 2.68%
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	372,750
	Broadcom Inc
1,185,000	4.75%, 04/15/2029	1,332,389
1,170,000	4.15%, 11/15/2030	1,262,851
563,000	2.45%, 02/15/2031(b)	531,363
1,000,000	4.30%, 11/15/2032	1,088,736
840,000	Citrix Systems Inc 3.30%, 03/01/2030	863,969
290,000	Dell International LLC / EMC Corp(b) 8.10%, 07/15/2036	424,769
Principal Amount(a)		Fair Value
Technology — (continued)
$ 625,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	$ 814,261
780,000	HP Inc 3.40%, 06/17/2030	814,276
765,000	J2 Global Inc(b) 4.63%, 10/15/2030	772,650
585,000	Microchip Technology Inc(b) 4.25%, 09/01/2025	611,177
	Micron Technology Inc
170,000	5.33%, 02/06/2029	199,994
1,755,000	4.66%, 02/15/2030	1,993,569
535,000	NCR Corp(b) 5.13%, 04/15/2029	539,015
115,000	Open Text Corp(b) 3.88%, 02/15/2028	115,768
110,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	111,506
770,000	Oracle Corp 2.88%, 03/25/2031	783,809
480,000	Playtika Holding Corp(b) 4.25%, 03/15/2029	472,896
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	372,358
485,000	Rocket Software Inc(b) 6.50%, 02/15/2029	489,365
750,000	Science Applications International Corp(b) 4.88%, 04/01/2028	775,313
405,000	Seagate HDD Cayman(b) 3.38%, 07/15/2031	389,387
970,000	SK Hynix Inc(b) 2.38%, 01/19/2031	917,228
105,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	111,830
590,000	Veritas US Inc / Veritas Bermuda Ltd(b) 7.50%, 09/01/2025	612,804
515,000	Xerox Holdings Corp(b) 5.50%, 08/15/2028	533,187
		17,307,220
Utilities — 2.13%
	AES Corp(b)
260,000	3.95%, 07/15/2030	277,961
370,000	2.45%, 01/15/2031	353,750
772,000	American Electric Power Co Inc 2.30%, 03/01/2030	753,150
	Calpine Corp(b)
235,000	4.50%, 02/15/2028	236,974
355,000	5.13%, 03/15/2028	356,651
955,000	3.75%, 03/01/2031	910,210
720,000	CMS Energy Corp 4.75%, 06/01/2050	777,600
561,000	DPL Inc 4.35%, 04/15/2029	602,506
	Edison International
70,000	4.95%, 04/15/2025	78,135
765,000	4.13%, 03/15/2028	820,878

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 765,000	Enel Finance International NV(b) 6.00%, 10/07/2039	$ 1,018,572
585,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	602,803
955,000	FirstEnergy Corp 3.40%, 03/01/2050	835,625
200,000	IPALCO Enterprises Inc(b) 4.25%, 05/01/2030	217,872
380,000	National Fuel Gas Co 2.95%, 03/01/2031	365,927
	NRG Energy Inc
210,000	5.75%, 01/15/2028	223,125
390,000	4.45%, 06/15/2029(b)	425,056
215,000	5.25%, 06/15/2029(b)	230,050
925,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	993,653
	PG&E Corp
340,000	5.25%, 07/01/2030	360,400
320,000	3.25%, 06/01/2031	318,585
335,000	4.30%, 03/15/2045	326,079
40,000	4.95%, 07/01/2050	41,108
740,000	3.50%, 08/01/2050	642,146
	Southern California Edison Co
40,000	4.00%, 04/01/2047	41,204
50,000	4.13%, 03/01/2048	52,391
	Talen Energy Supply LLC(b)
180,000	7.25%, 05/15/2027	184,025
545,000	6.63%, 01/15/2028	544,422
1,130,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	1,176,990
		13,767,848
TOTAL CORPORATE BONDS AND NOTES — 58.00% (Cost $349,796,758)		$375,080,606
CONVERTIBLE BONDS
Communications — 1.04%
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,638,032
300,000	Expedia Group Inc(b)(k) (1.72%), 02/15/2026	327,450
290,000	Liberty Media Corp(b) 0.50%, 12/01/2050	335,530
435,000	Palo Alto Networks Inc(b) 0.38%, 06/01/2025	537,225
475,000	Twitter Inc(b)(k) 1.17%, 03/15/2026	448,875
410,000	Uber Technologies Inc(b)(g)(k) (1.02%), 12/15/2025	430,756
		6,717,868
Consumer, Cyclical — 0.28%
210,000	JetBlue Airways Corp(b) 0.50%, 04/01/2026	230,748
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 375,000	Marriott Vacations Worldwide Corp(b)(k) 0.00%, 01/15/2026	$ 444,140
235,000	Peloton Interactive Inc(b)(k) 0.00%, 02/15/2026	222,222
530,000	Southwest Airlines Co 1.25%, 05/01/2025	909,944
		1,807,054
Consumer, Non-Cyclical — 0.76%
	BioMarin Pharmaceutical Inc
480,000	0.60%, 08/01/2024(g)	485,712
1,675,000	1.25%, 05/15/2027(b)	1,642,505
140,000	Chegg Inc(b)(k) (1.29%), 09/01/2026	150,500
215,000	Guardant Health Inc(b)(k) (3.33%), 11/15/2027	275,737
280,000	Halozyme Therapeutics Inc(b) 0.25%, 03/01/2027	254,975
55,000	Livongo Health Inc(b) 0.88%, 06/01/2025	93,258
335,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	450,366
255,000	Shift4 Payments Inc(b)(k) (4.26%), 12/15/2025	318,903
225,000	SmileDirectClub Inc(b)(k) 0.00%, 02/01/2026	197,016
975,000	Teladoc Health Inc(b) 1.25%, 06/01/2027	1,083,517
		4,952,489
Technology — 0.06%
30,000	Bentley Systems Inc(b) 0.13%, 01/15/2026	31,007
195,000	LivePerson Inc(b)(k) (0.13%), 12/15/2026	196,462
115,000	Lumentum Holdings Inc 0.50%, 12/15/2026	133,757
		361,226
Utilities — 0.03%
175,000	NRG Energy Inc 2.75%, 06/01/2048	203,846
TOTAL CONVERTIBLE BONDS — 2.17% (Cost $13,475,941)		$14,042,483
FOREIGN GOVERNMENT BONDS AND NOTES
360,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	344,844
1,070,000	Argentine Republic Government International Bond(c) 0.13%, 07/09/2021	319,406

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 355,000	Brazilian Government International Bond(g) 3.88%, 06/12/2030	$ 344,389
	Colombia Government International Bond
275,000	3.13%, 04/15/2031	269,324
200,000	4.13%, 05/15/2051(g)	190,268
	Dominican Republic International Bond(b)
325,000	6.88%, 01/29/2026	377,162
365,000	5.95%, 01/25/2027	410,625
550,000	4.50%, 01/30/2030	555,500
205,000	5.88%, 01/30/2060	196,082
400,000	Ecuador Government International Bond(b)(c) 0.50%, 07/31/2035	182,000
	Egypt Government International Bond(b)
590,000	7.60%, 03/01/2029	627,536
220,000	8.50%, 01/31/2047	218,636
1,095,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	1,180,889
25,200,000	Export-Import Bank of Korea INR, 6.75%, 08/09/2022	349,265
765,000	Ghana Government International Bond(b) 8.13%, 03/26/2032	737,919
	Indonesia Government International Bond
765,000	4.35%, 01/08/2027(b)	857,152
1,620,000	2.85%, 02/14/2030	1,649,197
29,070,000	International Finance Corp INR, 5.85%, 11/25/2022	400,065
645,000	Israel Government International Bond 2.75%, 07/03/2030	674,876
345,000	Ivory Coast Government International Bond(b) 6.13%, 06/15/2033	352,390
205,000	Kenya Government International Bond(b) 8.00%, 05/22/2032	217,454
317,717(l)	Mexican Bonos MXN, 6.75%, 03/09/2023	1,606,111
	Mexico Government International Bond
430,000	2.66%, 05/24/2031	405,524
830,000	4.50%, 01/31/2050	840,981
1,595,000	3.77%, 05/24/2061	1,410,379
355,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	389,382
	Nigeria Government International Bond(b)
200,000	6.50%, 11/28/2027	206,180
415,000	7.88%, 02/16/2032(g)	426,807
	Oman Government International Bond(b)
450,000	6.25%, 01/25/2031	470,250
855,000	7.38%, 10/28/2032	947,981
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 365,000	Pakistan Government International Bond(b) 8.25%, 09/30/2025	$ 403,929
	Panama Government International Bond
200,000	4.30%, 04/29/2053	214,468
315,000	3.87%, 07/23/2060	311,321
505,000	Philippine Government International Bond 3.70%, 03/01/2041	527,155
	Qatar Government International Bond(b)
415,000	3.75%, 04/16/2030	463,762
470,000	4.40%, 04/16/2050	545,200
	Republic of South Africa Government International Bond
355,000	5.88%, 06/22/2030(g)	379,829
580,000	5.65%, 09/27/2047	533,298
	Russian Foreign Eurobond
1,200,000	4.38%, 03/21/2029	1,311,000
200,000	5.25%, 06/23/2047	237,150
	Saudi Government International Bond(b)
1,390,000	3.63%, 03/04/2028	1,509,887
910,000	4.50%, 10/26/2046	999,899
	Turkey Government International Bond
360,000	4.88%, 10/09/2026	331,438
320,000	6.13%, 10/24/2028	302,096
850,000	7.63%, 04/26/2029	873,120
285,000	5.25%, 03/13/2030	252,652
1,060,000	Ukraine Government International Bond(b) 7.25%, 03/15/2033	1,054,488
1,700,000	Venezuela Government International Bond(j) 7.65%, 04/21/2025	170,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.26% (Cost $29,080,332)		$27,579,266
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.21%
776,807	Ajax Mortgage Loan Trust(b)(d) Series 2021-A Class A1 1.07%, 09/25/2065	766,433
565,740	Angel Oak SB Commercial Mortgage Trust(b)(d) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	566,708
	Arroyo Mortgage Trust(b)(d)
	Series 2018-1 Class A1
158,221	3.76%, 04/25/2048	158,904
	Series 2019-1 Class A1
419,141	3.81%, 01/25/2049	429,597
	Series 2019-2 Class A1
597,681	3.35%, 04/25/2049	610,358

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	$ 99,478
471,314	Bravo Residential Funding Trust(b)(c) Series 2021-A Class A1 1.99%, 10/25/2059	470,915
985,000	BX Trust(b)(d) Series 2019-OC11 Class D 4.08%, 12/09/2041	1,023,087
	Citigroup Mortgage Loan Trust(b)(d)
	Series 2018-A Class A1
91,805	4.00%, 01/25/2068	92,114
	Series 2019-IMC1 Class A1
382,113	2.72%, 07/25/2049	389,137
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	197,037
224,595	COLT Mortgage Loan Trust(b)(d) Series 2020-1 Class A1 2.49%, 02/25/2050	226,683
75,000	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	76,117
100,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	97,301
	Credit Suisse Mortgage Trust(b)(d)
	Series 2019-RP10 Class A1
237,540	3.05%, 12/26/2059	238,946
	Series 2020-RPL3 Class A1
253,486	2.69%, 03/25/2060	256,499
	Series 2020-RPL4 Class A1
660,265	2.00%, 01/25/2060	677,707
	Series 2021-RPL1 Class A1
388,646	1.67%, 09/27/2060	387,724
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.53%, 10/10/2034	244,209
198,332	Ellington Financial Mortgage Trust(b)(d) Series 2019-2 Class A3 3.05%, 11/25/2059	201,949
	Galton Funding Mortgage Trust(b)(d)
	Series 2018-2 Class A41
187,886	4.50%, 10/25/2058	189,907
	Series 2019-H1 Class A1
132,877	2.66%, 10/25/2059	135,339
	Series 2020-H1 Class A1
487,267	2.31%, 01/25/2060	496,335
343,552	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	354,648
	Goldman Sachs Mortgage Securities Trust(d)
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033(b)	130,370
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2013-PEMB Class D
$ 430,000	3.55%, 03/05/2033(b)	$ 352,010
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	276,194
501,098	Goldman Sachs Mortgage-Backed Securities Trust(b)(d) Series 2020-NQM1 Class A3 2.35%, 09/27/2060	509,149
383,683	Homeward Opportunities Fund I Trust(b)(d) Series 2019-1 Class A1 3.45%, 01/25/2059	387,597
210,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 4.42%, 12/15/2047	214,452
	JPMorgan Mortgage Trust(d)
	Series 2005-A5 Class 1A2
143,569	2.80%, 08/25/2035	149,016
	Series 2014-2 Class 2A2
422,882	3.50%, 06/25/2029(b)	431,910
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
397,488	3.25%, 11/25/2059(c)	402,020
	Series 2020-GS1 Class A1
424,790	2.88%, 10/25/2059(c)	429,203
	Series 2020-GS5 Class A1
109,548	3.25%, 06/25/2060	111,527
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	209,129
	LHOME Mortgage Trust(b)
	Series 2019-RTL1 Class A1
592,681	4.58%, 10/25/2023(c)	595,691
	Series 2021-RTL1 Class A1
515,000	2.09%, 09/25/2026(d)	515,710
	Mello Warehouse Securitization Trust(b)(e)
	Series 2019-1 Class C
330,000	1.31%, 06/25/2052 1-mo. LIBOR + 1.20%	330,219
	Series 2021-1 Class C
420,000	1.21%, 02/25/2055 1-mo. LIBOR + 1.10%	420,000
591,165	MetLife Securitization Trust(b)(d) Series 2019-1A Class A1A 3.75%, 04/25/2058	614,152
	Mill City Mortgage Loan Trust(b)(d)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	632,924
	Series 2019-GS1 Class A1
437,090	2.75%, 07/25/2059	451,173
100,000	Morgan Stanley Bank of America Commercial Mortgage Securities Trust 2012-CKSV(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	99,092

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 75,000	Morgan Stanley Bank of America Merrill Lynch Trust(d) Series 2013-C12 Class C 4.76%, 10/15/2046	$ 74,803
215,000	Morgan Stanley Capital I Trust(b)(d) Series 2011-C2 Class B 5.20%, 06/15/2044	216,959
1,519,480	New Residential Mortgage Loan Trust(b)(d) Series 2017-2A Class A3 4.00%, 03/25/2057	1,621,477
	Onslow Bay Mortgage Loan Trust(b)(d)
	Series 2018-EXP2 Class 1A1
412,370	4.00%, 07/25/2058	417,266
	Series 2019-INV1 Class A3
226,728	4.50%, 11/25/2048	235,451
245,951	OSAT Trust(b)(c) Series 2020-RPL1 Class A1 3.07%, 12/26/2059	248,261
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-2 Class A1
1,064,070	3.67%, 08/25/2025(c)	1,075,887
	Series 2020-3 Class A1
1,381,887	2.86%, 09/25/2025(c)	1,391,756
	Series 2020-5 Class A1
663,104	3.10%, 11/25/2025(c)	667,723
	Series 2020-6 Class A1
824,312	2.36%, 11/25/2025(c)	826,251
	Series 2021-1 Class A1
630,945	2.12%, 01/25/2026(d)	630,874
	Series 2021-2 Class A1
382,000	2.12%, 01/25/2026(d)	381,469
665,250	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	672,717
288,831	RCO V Mortgage LLC(b)(c) Series 2020-1 Class A1 3.10%, 09/25/2025	291,134
877,991	Residential Mortgage Loan Trust(b)(d) Series 2019-2 Class A1 2.91%, 05/25/2059	893,828
362,299	Rocket Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	369,317
110,820	Sequoia Mortgage Trust(b)(d) Series 2019-CH2 Class A1 4.50%, 08/25/2049	112,954
721,582	Starwood Mortgage Residential Trust(b)(d) Series 2019-IMC1 Class A1 3.47%, 02/25/2049	721,322
840,000	TVC Mortgage Trust(b)(c) Series 2020-RTL1 Class M 5.19%, 09/25/2024	802,381
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 780,000	UBS Commercial Mortgage Trust(b)(d) Series 2012-C1 Class D 5.57%, 05/10/2045	$ 614,134
85,000	UBS-Barclays Commercial Mortgage Trust(b)(d) Series 2012-C2 Class BEC 4.81%, 05/10/2063	78,410
364,159	Verus Securitization Trust(b)(d) Series 2019-INV1 Class A1 3.40%, 12/25/2059	368,435
470,668	Visio Trust(b) Series 2020-1R Class A2 1.57%, 11/25/2055	472,651
965,420	VOLT XCII LLC(b)(c) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	965,280
521,104	VOLT XCIII LLC(b)(c) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	518,358
704,734	VOLT XCIV LLC(b)(c) Series 2021-NPL3 Class A1 2.24%, 04/25/2051	704,189
320,769	VOLT XCVI LLC(b)(c) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	320,417
750,000	VOLT XCVII LLC(b)(c) Series 2021-NPL6 Class A1 2.24%, 02/27/2051	749,705
135,000	Wells Fargo Commercial Mortgage Trust(d) Series 2016-C36 Class B 3.67%, 11/15/2059	131,747
383,967	Wells Fargo Mortgage Backed Securities Trust(b)(d) Series 2020-4 Class A1 3.00%, 07/25/2050	390,604
	Wells Fargo RBS Commercial Mortgage Trust
	Series 2012-C6 Class AS
135,000	3.84%, 04/15/2045	137,868
	Series 2012-C7 Class C
210,000	4.81%, 06/15/2045(d)	151,781
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	196,571
	Series 2014-C24 Class AS
390,000	3.93%, 11/15/2047	412,842
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	70,476
	Series 2014-C24 Class C
90,000	4.29%, 11/15/2047(d)	80,242
		33,664,210
U.S. Government Agency — 0.11%
	Federal National Mortgage Association
406,064	4.00%, 09/01/2047	438,054

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 288,300	4.00%, 05/01/2048	$ 309,974
		748,028
TOTAL MORTGAGE-BACKED SECURITIES — 5.32% (Cost $34,354,220)		$34,412,238
MUNICIPAL BONDS AND NOTES
130,000	Sales Tax Securitization Corp 3.41%, 01/01/2043	132,917
2,435,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,555,459
TOTAL MUNICIPAL BONDS AND NOTES — 0.41% (Cost $2,552,689)		$2,688,376
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,450,000	0.13%, 09/30/2022	6,449,496
6,460,000	0.13%, 12/31/2022	6,457,224
6,455,000	0.13%, 02/28/2023	6,450,966
1,920,000	0.25%, 05/31/2025	1,883,400
4,940,000	1.50%, 02/15/2030(g)	4,879,215
TOTAL U.S. TREASURY BONDS AND NOTES — 4.04% (Cost $26,415,848)		$26,120,301
Shares
COMMON STOCK
Basic Materials — 0.12%
43,327	Hexion Holdings Corp Class B(m)	649,905
1,763	Newmont Corp	106,256
		756,161
Communications — 0.03%
2,120	Cisco Systems Inc	109,625
1,786	Comcast Corp Class A	96,641
		206,266
Consumer, Cyclical — 0.05%
372	Home Depot Inc	113,553
907	Starbucks Corp	99,108
740	Walmart Inc	100,514
		313,175
Shares		Fair Value
Consumer, Non-Cyclical — 0.14%
795	Abbott Laboratories	$ 95,273
311	Anthem Inc	111,634
550	Automatic Data Processing Inc	103,659
1,944	Coca-Cola Co	102,468
607	Johnson & Johnson	99,760
1,338	Merck & Co Inc	103,146
650	NMG Parent LLC(m)	45,500
782	Procter & Gamble Co	105,906
290	UnitedHealth Group Inc	107,900
		875,246
Energy — 0.03%
942	Chevron Corp	98,712
4,107	Williams Cos Inc	97,295
		196,007
Financial — 0.06%
458	American Tower Corp REIT	109,489
135	BlackRock Inc	101,785
1,221	Morgan Stanley	94,823
1,107	Progressive Corp	105,840
		411,937
Industrial — 0.06%
271	Deere & Co	101,392
289	Lockheed Martin Corp	106,786
462	Union Pacific Corp	101,829
600	United Parcel Service Inc Class B	101,994
		412,001
Technology — 0.05%
376	Accenture PLC Class A	103,870
763	Apple Inc	93,200
410	Microsoft Corp	96,666
		293,736
Utilities — 0.03%
1,108	Duke Energy Corp	106,955
1,275	NextEra Energy Inc	96,403
		203,358
TOTAL COMMON STOCK — 0.57% (Cost $6,249,947)		$3,667,887
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.32%
7,323	Boston Scientific Corp 5.50%	792,715
10,938	Bunge Ltd 4.88%(i)	1,259,855
		2,052,570

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Energy — 0.10%
12,538	El Paso Energy Capital Trust I 4.75%	$ 625,646
Financial — 0.47%
1,154	Bank of America Corp 7.25%(i)	1,615,577
987	Wells Fargo & Co 7.50%(i)	1,401,156
		3,016,733
Utilities — 0.04%
5,909	NextEra Energy Inc 5.28%	293,677
TOTAL CONVERTIBLE PREFERRED STOCK — 0.93% (Cost $5,602,672)		$5,988,626
EXCHANGE TRADED FUNDS
35,987	Invesco Senior Loan ETF(g)	796,392
3,692	iShares JP Morgan USD Emerging Markets Bond ETF	401,985
7,258	SPDR Bloomberg Barclays High Yield Bond ETF	789,671

TOTAL EXCHANGE TRADED FUNDS — 0.31% (Cost $2,010,960)		$1,988,048
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,724,000	Blackrock FedFund Institutional Class(n), 0.01%(o)	1,724,000
862,000	Goldman Sachs Financial Square Government Fund Institutional Class(n), 0.03%(o)	862,000
2,244,000	Invesco Government & Agency Portfolio Institutional Class(n), 0.03%(o)	2,244,000
862,000	JPMorgan U.S. Government Money Market Fund Capital Shares(n), 0.04%(o)	862,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.88% (Cost $5,692,000)		$5,692,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.69%
$ 3,022,331	Undivided interest of 7.22% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $3,022,331 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(n)	$ 3,022,331
3,942,311	Undivided interest of 7.83% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $3,942,311 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(n)	3,942,311
3,942,311	Undivided interest of 9.03% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $3,942,311 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(n)	3,942,311
TOTAL SHORT TERM INVESTMENTS — 1.69% (Cost $10,906,953)		$10,906,953
TOTAL INVESTMENTS — 99.68% (Cost $621,482,257)		$644,607,594
OTHER ASSETS & LIABILITIES, NET — 0.32%		$2,064,857
TOTAL NET ASSETS — 100.00%		$646,672,451

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2021. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(f)	All or a portion of this position has not settled as of March 31, 2021. The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at March 31, 2021.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in default.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of March 31, 2021.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
Currency Abbreviations
INR	Indian Rupee
MXN	Mexican Peso
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Common Stock and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021